THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                                    [The Hartford LOGO]

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--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION:                                    PURCHASES SHARES OF:
  JPMorgan Investment Trust Bond Investment Division          JPMorgan Investment Trust Bond Portfolio (formerly
  (formerly named "One Group Investment Trust Bond            named "One Group(-Registered Trademark-)
  Investment Division")                                       Investment Trust Bond Portfolio")
  JPMorgan Investment Trust Government Bond Investment        JPMorgan Investment Trust Government Bond
  Division (formerly named "One Group Investment Trust        Portfolio (formerly named "One
  Government Bond Investment Division")                       Group(-Registered Trademark-) Investment Trust
                                                              Government Bond Portfolio")
  JPMorgan Investment Trust Balanced Investment Division      JPMorgan Investment Trust Balanced Portfolio
  (formerly named "One Group Investment Trust Balanced        (formerly named "One Group(-Registered Trademark-)
  Investment Division")                                       Investment Trust Balanced Portfolio")
  JPMorgan Investment Trust Large Cap Growth Investment       JPMorgan Investment Trust Large Cap Growth
  Division (formerly named "One Group Investment Trust Large  Portfolio (formerly named "One
  Cap Growth Investment Division")                            Group(-Registered Trademark-) Investment Trust
                                                              Large Cap Growth Portfolio")
  JPMorgan Investment Trust Equity Index Investment Division  JPMorgan Investment Trust Equity Index Portfolio
  (formerly named "One Group Investment Trust Equity Index    (formerly named "One Group(-Registered Trademark-)
  Investment Division")                                       Investment Trust Equity Index Portfolio")
  JPMorgan Investment Trust Diversified Equity Investment     JPMorgan Investment Trust Diversified Equity
  Division (formerly named "One Group Investment Trust        Portfolio (formerly named "One
  Diversified Equity Investment Division")                    Group(-Registered Trademark-) Investment Trust
                                                              Diversified Equity Portfolio")
  JPMorgan Investment Trust Mid Cap Growth Investment         JPMorgan Investment Trust Mid Cap Growth Portfolio
  Division (formerly named "One Group Investment Trust Mid    (formerly named "One Group(-Registered Trademark-)
  Cap Growth Investment Division")                            Investment Trust Mid Cap Growth Portfolio")
  JPMorgan Investment Trust Diversified Mid Cap Investment    JPMorgan Investment Trust Diversified Mid Cap
  Division (formerly named "One Group Investment Trust        Portfolio (formerly named "One
  Diversified Mid Cap Investment Division")                   Group(-Registered Trademark-) Investment Trust
                                                              Diversified Mid Cap Portfolio")
  JPMorgan Investment Trust Mid Cap Value Investment          JPMorgan Investment Trust Mid Cap Value Portfolio
  Division (formerly named "One Group Investment Trust Mid    (formerly named "One Group(-Registered Trademark-)
  Cap Value Investment Division")                             Investment Trust Mid Cap Value Portfolio")
  Fidelity Variable Insurance Products Equity-Income          Service Class of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products


                     INVESTMENT DIVISION:                                    PURCHASES SHARES OF:
  Fidelity Variable Insurance Products High Income            Service Class of the High Income Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Money Market           Initial Class of the Money Market Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Asset Manager          Service Class of the Asset Manager Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Index 500 Investment   Initial Class of the Index 500 Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Growth Opportunities   Service Class of the Growth Opportunities
  Investment Division                                         Portfolio of the Fidelity Variable Insurance
                                                              Products
  Putnam VT International Equity Investment Division          Class IB of the Putnam VT International Equity
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Investment Division                         Class IB of the Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Investment Division                       Class IB of the Putnam VT Voyager Fund of Putnam
                                                              Variable Trust

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 2, 2005

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     8
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              8
----------------------------------------------------------------------
  The Funds                                                       8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           10
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          15
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             15
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
TERMINATION OF POLICY                                            20
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             20
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          20
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            21
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       22
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                26
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      Maximum Charge
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      Charge for representative insureds
                                                                                      $0.84 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male guaranteed
                                                                                      issue standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate.(2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.
     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                       MINIMUM  MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.10%    1.19%
-------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)

                                                                                     TOTAL ANNUAL
                                                                                         FUND
                                                                                      OPERATING
                                                            12B-1                  EXPENSES (BEFORE                        NET
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Bond Portfolio
  (formerly named "One Group-Registered
  Trademark- Investment Trust Bond
  Portfolio") (1)                             0.60%          N/A         0.19%          0.79%              0.04%          0.75%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Government Bond
  Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Government Bond Portfolio")           0.45%          N/A         0.18%          0.63%               N/A           0.63%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Balanced
  Portfolio (formerly named "One
  Group-Registered Trademark- Investment
  Trust Balanced Portfolio")                  0.70%          N/A         0.18%          0.88%               N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Large Cap Growth
  Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Large Cap Growth Portfolio")          0.65%          N/A         0.18%          0.83%               N/A           0.83%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Equity Index
  Portfolio (formerly named "One
  Group-Registered Trademark- Investment
  Trust Equity Index Portfolio")              0.30%          N/A         0.20%          0.50%               N/A           0.50%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Diversified
  Equity Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Diversified Equity Portfolio")        0.74%          N/A         0.18%          0.92%               N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Mid Cap Growth
  Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Mid Cap Growth Portfolio")            0.65%          N/A         0.21%          0.86%               N/A           0.86%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Diversified Mid
  Cap Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Diversified Mid Cap Portfolio")       0.74%          N/A         0.20%          0.94%               N/A           0.94%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust Mid Cap Value
  Portfolio (formerly named "One
  Group-Registered Trademark- Investment
  Trust Mid Cap Value Portfolio")             0.74%          N/A         0.19%          0.93%               N/A           0.93%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Equity-Income Portfolio -- Service Class
  (2)                                         0.47%         0.10%        0.11%          0.68%               N/A           0.68%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High
  Income Portfolio -- Service Class           0.58%         0.10%        0.13%          0.81%               N/A           0.81%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Money
  Market Portfolio -- Initial Class           0.20%          N/A         0.09%          0.29%               N/A           0.29%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset
  Manager Portfolio -- Service Class (2)      0.53%         0.10%        0.13%          0.76%               N/A           0.76%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Index
  500 Portfolio -- Initial Class (3)          0.10%          N/A         0.00%          0.10%               N/A           0.10%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Growth Opportunities Portfolio --
  Service Class (2)                           0.58%         0.10%        0.14%          0.82%               N/A           0.82%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund --
  Class IB Shares                             0.75%         0.25%        0.19%          1.19%               N/A           1.19%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IB Shares       0.65%         0.25%        0.14%          1.04%               N/A           1.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB Shares     0.56%         0.25%        0.08%          0.89%               N/A           0.89%
---------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser or its affiliates have contractually agreed to waive a portion of its fees and/or reimburse expenses until April 30, 2006.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.67% for the Equity Income Portfolio; 0.75% for the Asset Manager Portfolio; and, 0.80% for the Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(3) Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05      A+          Financial strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05     AA-          Financial strength
-----------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05     AA           Financial strength
-----------------------------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are sold exclusively to separate accounts of insurance companies for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although they may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolios' expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST BOND PORTFOLIO") -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO") -- The Portfolio seeks a high level of current income with liquidity and safety of principal.

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO") -- The Portfolio seeks to provide total return while preserving capital.

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO") -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO") -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2)

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO") -- The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO") -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO") -- The Portfolio seeks long-term

(1) IN THE FUTURE, SHARES OF THE JPMORGAN INVESTMENT TRUST PORTFOLIOS MAY ALSO BE SOLD TO QUALIFIED PENSION AND RETIREMENT PLANS FOR THE BENEFIT OF PLAN PARTICIPANTS.

(2) "S&P 500" IS A REGISTERED SERVICE MARK OF STANDARD & POOR'S CORPORATION, WHICH DOES NOT SPONSOR AND IS IN NO WAY AFFILIATED WITH JPMORGAN INVESTMENT TRUST.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO") -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: SERVICE CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark- ).

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS HIGH INCOME
PORTFOLIO: SERVICE CLASS -- Seeks a high level of current income, while also considering growth of capital.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS MONEY MARKET
PORTFOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-
PORTFOLIO: SERVICE CLASS -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO:
INITIAL CLASS -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark- ).

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth.

PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT VISTA FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions, which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

INVESTMENT ADVISERS -- JPMorgan Investment Advisors Inc., an indirect wholly owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to JPMorgan Investment Trust. Fidelity Management & Research Company is the investment adviser to the Fidelity Variable Insurance Products Fund. Putnam Investment Management, LLC serves as the investment manager of Putnam Variable Trust.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another underlying portfolio. There are certain risks associated with mixed and shared funding.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of some of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.
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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI). You may obtain a copy of the SAI by calling 1-800-854-3384.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Money Market Investment Division if you selected it as an initial allocation option.

We will allocate any additional premiums received prior to the expiration of the right to examine period to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions, according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payout at request of beneficiary.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

If the partial withdrawal request is a percentage, then we calculate the proceeds of the partial withdrawal as of the Valuation Day we receive the request.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

You may make transfers between the Investment Divisions offered in this Certificate according to our policies and procedures.

WHAT IS AN INVESTMENT DIVISION TRANSFER?

An Investment Division Transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Investment Divisions available in your Certificate.

WHAT HAPPENS WHEN I REQUEST AN INVESTMENT DIVISION TRANSFER?

When you request an Investment Division Transfer, Hartford sells shares of the underlying Fund that makes up the Investment Division you are transferring from and buys shares of the underlying Fund that makes up the Investment Division you want to transfer into.

Each day, many Policy Owners and Certificate Owners request Investment Division Transfers. Some request transfers into a particular Investment Division and others request transfers out of a particular Investment Division. In addition, each day some Policy Owners and Certificate Owners allocate new premium payments to Investment Divisions and others request surrenders. In addition, monthly charges, such as cost of insurance and administrative fees, are transferred out of the Investment Divisions. Further, when there is a pending death claim on a Certificate, all money invested in any of the Investment Divisions is transferred to the Hartford Money Market Investment Division. Hartford combines all the Policy Owner and Certificate Owner requests to transfer out of an Investment Division along with all transfers from that Investment Division as a result of a surrender, withdrawal, loan, or pending death claim and determines how many shares of that Investment Division's underlying Fund Hartford would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Investment Division or new Premium Payments allocated to that Investment Division and determines how many shares of that Investment Division's underlying Fund Hartford would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Investment Division Transfers described for variable life Policy Owners and Certificate Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock Investment Division with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Certificate Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE AN INVESTMENT DIVISION
TRANSFER?

You should be aware that there are several important restrictions on your ability to make an Investment Division Transfer.

FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER EACH DAY. Hartford limits each Certificate Owner to one Investment Division Transfer each day. Hartford counts all Investment Division Transfer activity that occurs on any one day as one Investment Division Transfer, except you cannot transfer the same Investment Value more than once in a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market Investment Division into another Investment Division, it would count as one Investment Division Transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you choose), that day's transfer activity would count as one Investment Division Transfer. Conversely, if you have $10,000 in Investment Value distributed among five different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division Transfer.

However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in the Hartford Money Market Investment Division and you transfer all $10,000 into the Hartford Stock Investment Division, on that same day you could not then transfer the $10,000 out of the Hartford Stock Investment Division into another Investment Division.

SECOND, YOU MAY ONLY MAKE TWELVE INVESTMENT DIVISION TRANSFERS PER COVERAGE
YEAR. You should not purchase this Certificate if you want to make frequent Investment Division Transfers for any reason. In particular, Hartford does not want you to purchase this Certificate if you plan to engage in "Market Timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Investment Division Transfers in order to exploit inefficiencies in the pricing of the underlying Fund.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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Hartford attempts to curb frequent transfers in the following ways:

x  12 Transfer Rule (described above)

x  Third Party Transfer Service Agreements (described below).
                                ------------------------------------------------

However, you should be aware that Hartford's procedures and attempts to preclude frequent trading may not be effective. You should be aware that Market Timing may still occur within the parameters that Hartford has established.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Certificate Owners with aggregate Investment Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Investment Division Transfers. Hartford is not currently requiring Certificate Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting trading. This means that if you request to be excused from any of the policies and to be permitted to engage in an Investment Division Transfer that would violate any of these policies, Hartford will refuse your request.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Investment Division Transfers that does not violate the precise terms of transfer restrictions. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Certificate and any subsequent or more recent versions of this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Investment Division Transfers, then Hartford cannot apply the transfer restrictions and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Investment Division Transfers done by Certificate Owners of this Certificate.

HOW AM I AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?

Frequent Investment Division Transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Certificate and may also lower your Certificate's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Certificate.

Because frequent transfers may raise the costs associated with this Certificate and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the Certificates together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the prospectus for the Certificates, the policies and procedures described in the prospectus for the Certificates control how we administer Investment Division Transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- the Accumulation Unit value for that Investment Division determined on the
  Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment
Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

        Hartford Life Private Placement
        (formerly named "International Corporate
        Marketing Group")
        Attn: Registered Products
        100 Campus Drive, Suite 250
        Florham Park, NJ 07932
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Fidelity Variable Insurance Products Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call your representative or us at 1-800-854-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

       Hartford Life Private Placement
       (formerly named "International Corporate Marketing Group")
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387
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                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.

DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     5
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         5
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $33,760,690; 2003:
$36,950,720.77; and 2002: $42,906,757. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representative s ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Broker-Dealers are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation consists of commissions.

We pay commission that vary with the sales agreement and associated commission schedules. During the first Policy Year, the most common commission we pay is 6% of the premium paid. The maximum commission that we pay for premium paid

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the First Policy Year is 10%. In Policy Years 2 and later, the most common commission we pay is 6% of premiums paid. The maximum is 10%.

Your Sales Representative typically receives a portion of the compensation that is payable to his or her Broker-Dealer in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                   ICMG SEPARATE ACCOUNT ONE -- ONE PROVIDER

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2004

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, ONE PROVIDER
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, One Provider (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended
December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, One Provider as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
ASSETS:
  Investments:
    Number of Shares.....           13,894              37,710                3,442
                                ==========          ==========            =========
    Cost.................       $  186,964          $  766,070            $  43,733
                                ==========          ==========            =========
    Market Value.........       $  204,939          $  953,299            $  55,247
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                      5,070            --
  Receivable from fund
   shares sold...........                4            --                          1
                                ----------          ----------            ---------
  Total Assets...........          204,943             958,369               55,248
                                ----------          ----------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............                4            --                          1
  Payable for fund shares
   purchased.............        --                      5,070            --
  Other liabilities......        --                   --                  --
                                ----------          ----------            ---------
  Total Liabilities......                4               5,070                    1
                                ----------          ----------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $  204,939          $  953,299            $  55,247
                                ==========          ==========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........           17,378              75,446                6,340
  Unit price*............       $11.793338          $12.635477            $8.714629

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL   PUTNAM VT    PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY         VISTA       VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT   INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION     DIVISION
                           -----------------  --------------------  -----------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....         22,999                3,127             462,175           39,684        13,367       10,508
                               =========           ==========          ==========       ==========    ==========   ==========
    Cost.................      $ 141,898           $  375,166          $  462,175       $  559,928    $  207,942   $  334,980
                               =========           ==========          ==========       ==========    ==========   ==========
    Market Value.........      $ 160,305           $  430,793          $  462,175       $  583,747    $  166,151   $  285,831
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  --                      4,129            1,261        --           --
  Receivable from fund
   shares sold...........              3                    8            --                --                  3            5
                               ---------           ----------          ----------       ----------    ----------   ----------
  Total Assets...........        160,308              430,801             466,304          585,008       166,154      285,836
                               ---------           ----------          ----------       ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              3                    8            --                --                  3            5
  Payable for fund shares
   purchased.............       --                  --                      3,553            1,261        --           --
  Other liabilities......       --                  --                        573          --             --           --
                               ---------           ----------          ----------       ----------    ----------   ----------
  Total Liabilities......              3                    8               4,126            1,261             3            5
                               ---------           ----------          ----------       ----------    ----------   ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $ 160,305           $  430,793          $  462,178       $  583,747    $  166,151   $  285,831
                               =========           ==========          ==========       ==========    ==========   ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         17,448               37,961              38,459           43,512        15,476       27,913
  Unit price*............      $9.187813           $11.348373          $12.017574       $13.415859    $10.736207   $10.240051

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              ONE GROUP       ONE GROUP        ONE GROUP
                           INVESTMENT TRUST   INVESTMENT    INVESTMENT TRUST
                               BALANCED       TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT      INVESTMENT       INVESTMENT
                               DIVISION        DIVISION         DIVISION
                           ----------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....         34,861          65,768          12,016
                              ==========      ==========       =========
    Cost.................     $  559,770      $  724,085       $ 168,978
                              ==========      ==========       =========
    Market Value.........     $  522,223      $  753,046       $ 181,201
  Due from Hartford Life
   and Annuity Insurance
   Company...............          2,025           2,530        --
  Receivable from fund
   shares sold...........       --               --                    3
                              ----------      ----------       ---------
  Total Assets...........        524,248         755,576         181,204
                              ----------      ----------       ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                    3
  Payable for fund shares
   purchased.............          2,025           2,530        --
  Other liabilities......       --               --             --
                              ----------      ----------       ---------
  Total Liabilities......          2,025           2,530               3
                              ----------      ----------       ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $  522,223      $  753,046       $ 181,201
                              ==========      ==========       =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         49,521          51,467          19,151
  Unit price*............     $10.545485      $14.631725       $9.461848

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....          21,213             41,731              7,385           42,805             29,016
                               ==========          =========         ==========        =========         ==========
    Cost.................      $  327,669          $ 487,341         $   82,427        $ 921,494         $  439,494
                               ==========          =========         ==========        =========         ==========
    Market Value.........      $  375,465          $ 442,762         $   85,885        $ 571,870         $  512,706
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    2,790                253            1,007                499
  Receivable from fund
   shares sold...........               7            --                --                --                --
                               ----------          ---------         ----------        ---------         ----------
  Total Assets...........         375,472            445,552             86,138          572,877            513,205
                               ----------          ---------         ----------        ---------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               7            --                --                --                --
  Payable for fund shares
   purchased.............        --                    2,790                253            1,007                499
  Other liabilities......        --                  --                --                --                --
                               ----------          ---------         ----------        ---------         ----------
  Total Liabilities......               7              2,790                253            1,007                499
                               ----------          ---------         ----------        ---------         ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  375,465          $ 442,762         $   85,885        $ 571,870         $  512,706
                               ==========          =========         ==========        =========         ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........          27,184             49,346              6,206           66,389             41,335
  Unit price*............      $13.812110          $8.972652         $13.839155        $8.613992         $12.403548

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
ASSETS:
  Investments:
    Number of Shares.....        101,811
                              ==========
    Cost.................     $1,171,841
                              ==========
    Market Value.........     $1,610,657
  Due from Hartford Life
   and Annuity Insurance
   Company...............          6,330
  Receivable from fund
   shares sold...........       --
                              ----------
  Total Assets...........      1,616,987
                              ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............          6,330
  Other liabilities......       --
                              ----------
  Total Liabilities......          6,330
                              ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,610,657
                              ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        107,021
  Unit price*............     $15.049942

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
INVESTMENT INCOME:
  Dividends..............        $ 2,927              $ 9,974              $  248
                                 -------              -------              ------
EXPENSES:
  Mortality and expense
   undertakings..........           (998)              (5,845)               (334)
                                 -------              -------              ------
    Net Investment income
     (loss)..............          1,929                4,129                 (86)
                                 -------              -------              ------
CAPITAL GAINS INCOME
 (LOSS)..................       --                      2,523            --
                                 -------              -------              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            885                3,977               2,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          9,027               80,905               2,338
                                 -------              -------              ------
    Net gain (loss) on
     investments.........          9,912               84,882               4,558
                                 -------              -------              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $11,841              $91,534              $4,472
                                 =======              =======              ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............       $ 9,157             $ 5,405              $ 7,035         $ 12,863      $ --        $ 1,038
                                -------             -------              -------         --------      -------     -------
EXPENSES:
  Mortality and expense
   undertakings..........          (891)             (2,882)              (4,027)          (5,524)      (1,157)     (2,210)
                                -------             -------              -------         --------      -------     -------
    Net Investment income
     (loss)..............         8,266               2,523                3,008            7,339       (1,157)     (1,172)
                                -------             -------              -------         --------      -------     -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                    --                --            --          --
                                -------             -------              -------         --------      -------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,219               8,440              --               100,976        3,563      12,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,269              33,142              --                15,207       26,177      (1,660)
                                -------             -------              -------         --------      -------     -------
    Net gain (loss) on
     investments.........         5,488              41,582              --               116,183       29,740      10,872
                                -------             -------              -------         --------      -------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $13,754             $44,105              $ 3,008         $123,522      $28,583     $ 9,700
                                =======             =======              =======         ========      =======     =======

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              ONE GROUP      ONE GROUP       ONE GROUP
                           INVESTMENT TRUST  INVESTMENT   INVESTMENT TRUST
                               BALANCED      TRUST BOND  DIVERSIFIED EQUITY
                              INVESTMENT     INVESTMENT      INVESTMENT
                               DIVISION       DIVISION        DIVISION
                           ----------------  ----------  ------------------
INVESTMENT INCOME:
  Dividends..............     $  96,106       $40,244         $   737
                              ---------       -------         -------
EXPENSES:
  Mortality and expense
   undertakings..........       (26,113)       (5,521)         (1,083)
                              ---------       -------         -------
    Net Investment income
     (loss)..............        69,993        34,723            (346)
                              ---------       -------         -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --            --
                              ---------       -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       235,235         6,634             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (157,139)       (8,987)         10,851
                              ---------       -------         -------
    Net gain (loss) on
     investments.........        78,096        (2,353)         10,991
                              ---------       -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 148,089       $32,370         $10,645
                              =========       =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $  1,369           $  13,459           $5,156           $  3,245           $--
                                --------           ---------           ------           --------           -------
EXPENSES:
  Mortality and expense
   undertakings..........         (5,021)             (8,134)            (746)            (8,903)           (3,523)
                                --------           ---------           ------           --------           -------
    Net Investment income
     (loss)..............         (3,652)              5,325            4,410             (5,658)           (3,523)
                                --------           ---------           ------           --------           -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                   --               --                 --                --
                                --------           ---------           ------           --------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        131,807             224,300              (61)           145,008            18,851
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (23,395)           (110,458)             479            (48,743)           42,894
                                --------           ---------           ------           --------           -------
    Net gain (loss) on
     investments.........        108,412             113,842              418             96,265            61,745
                                --------           ---------           ------           --------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $104,760           $ 119,167           $4,828           $ 90,607           $58,222
                                ========           =========           ======           ========           =======

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $  6,409
                               --------
EXPENSES:
  Mortality and expense
   undertakings..........        (9,749)
                               --------
    Net Investment income
     (loss)..............        (3,340)
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        45,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       193,178
                               --------
    Net gain (loss) on
     investments.........       238,277
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $234,937
                               ========

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
OPERATIONS:
  Net investment
   income................        $  1,929            $  4,129              $   (86)
  Capital gains income...        --                     2,523             --
  Net realized gain
   (loss) on security
   transactions..........             885               3,977                2,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           9,027              80,905                2,338
                                 --------            --------              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ 11,841            $ 91,534              $ 4,472
                                 --------            --------              -------
UNIT TRANSACTIONS:
  Purchases..............          35,522              55,390             --
  Transfers..............          69,393             208,951                2,031
  Surrenders for benefit
   payments and fees.....         (19,036)            (66,043)              (3,859)
  Cost of insurance and
   other fees............          (2,631)            (16,238)                (832)
  Other activity.........               7                  (6)                  (2)
                                 --------            --------              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          83,255             182,054               (2,662)
                                 --------            --------              -------
  Net increase (decrease)
   in net assets.........          95,096             273,588                1,810
NET ASSETS:
  Beginning of year......         109,843             679,711               53,437
                                 --------            --------              -------
  End of year............        $204,939            $953,299              $55,247
                                 ========            ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
OPERATIONS:
  Net investment
   income................      $  8,266             $  2,523            $   3,008        $   7,339     $ (1,157)   $ (1,172)
  Capital gains income...       --                  --                   --                --            --          --
  Net realized gain
   (loss) on security
   transactions..........         1,219                8,440             --                100,976        3,563      12,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,269               33,142             --                 15,207       26,177      (1,660)
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ 13,754             $ 44,105            $   3,008        $ 123,522     $ 28,583    $  9,700
                               --------             --------            ---------        ---------     --------    --------
UNIT TRANSACTIONS:
  Purchases..............        17,455               37,275              161,882           26,265       24,664      70,616
  Transfers..............        40,776               27,391             (584,805)          81,011       18,625     (73,449)
  Surrenders for benefit
   payments and fees.....       (23,122)             (84,885)             (35,551)        (518,636)     (73,347)    (81,845)
  Cost of insurance and
   other fees............        (2,073)              (7,422)             (10,452)         (14,148)      (4,470)     (7,249)
  Other activity.........       --                        (7)                   3              267           15           6
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        33,036              (27,648)            (468,923)        (425,241)     (34,513)    (91,921)
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets.........        46,790               16,457             (465,915)        (301,719)      (5,930)    (82,221)
NET ASSETS:
  Beginning of year......       113,515              414,336              928,093          885,466      172,081     368,052
                               --------             --------            ---------        ---------     --------    --------
  End of year............      $160,305             $430,793            $ 462,178        $ 583,747     $166,151    $285,831
                               ========             ========            =========        =========     ========    ========

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              ONE GROUP       ONE GROUP       ONE GROUP
                           INVESTMENT TRUST  INVESTMENT    INVESTMENT TRUST
                               BALANCED      TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT     INVESTMENT       INVESTMENT
                               DIVISION       DIVISION         DIVISION
                           ----------------  -----------  ------------------
OPERATIONS:
  Net investment
   income................    $    69,993      $  34,723        $   (346)
  Capital gains income...       --               --            --
  Net realized gain
   (loss) on security
   transactions..........        235,235          6,634             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (157,139)        (8,987)         10,851
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $   148,089      $  32,370        $ 10,645
                             -----------      ---------        --------
UNIT TRANSACTIONS:
  Purchases..............         42,738         65,139          21,962
  Transfers..............         (2,589)      (160,108)         98,601
  Surrenders for benefit
   payments and fees.....     (3,906,831)       (78,647)        (37,621)
  Cost of insurance and
   other fees............        (45,284)       (15,036)         (2,578)
  Other activity.........             16             23               4
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,911,950)      (188,629)         80,368
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets.........     (3,763,861)      (156,259)         91,013
NET ASSETS:
  Beginning of year......      4,286,084        909,305          90,188
                             -----------      ---------        --------
  End of year............    $   522,223      $ 753,046        $181,201
                             ===========      =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................       $  (3,652)        $     5,325         $  4,410        $    (5,658)        $  (3,523)
  Capital gains income...        --                  --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........         131,807             224,300              (61)           145,008            18,851
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (23,395)           (110,458)             479            (48,743)           42,894
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $ 104,760         $   119,167         $  4,828        $    90,607         $  58,222
                                ---------         -----------         --------        -----------         ---------
UNIT TRANSACTIONS:
  Purchases..............           2,901              57,393           14,876             70,948            36,414
  Transfers..............         112,638             (51,497)         (15,366)           (54,119)          (78,249)
  Surrenders for benefit
   payments and fees.....        (684,532)         (1,160,942)         (55,129)        (1,166,290)          (77,692)
  Cost of insurance and
   other fees............         (10,759)            (16,126)          (2,032)           (18,502)          (11,016)
  Other activity.........            (285)               (695)               2               (740)               31
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (580,037)         (1,171,867)         (57,649)        (1,168,703)         (130,512)
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets.........        (475,277)         (1,052,700)         (52,821)        (1,078,096)          (72,290)
NET ASSETS:
  Beginning of year......         850,742           1,495,462          138,706          1,649,966           584,996
                                ---------         -----------         --------        -----------         ---------
  End of year............       $ 375,465         $   442,762         $ 85,885        $   571,870         $ 512,706
                                =========         ===========         ========        ===========         =========

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment
   income................     $   (3,340)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         45,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        193,178
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  234,937
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        177,944
  Transfers..............        385,538
  Surrenders for benefit
   payments and fees.....       (411,140)
  Cost of insurance and
   other fees............        (23,883)
  Other activity.........            (59)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        128,400
                              ----------
  Net increase (decrease)
   in net assets.........        363,337
NET ASSETS:
  Beginning of year......      1,247,320
                              ----------
  End of year............     $1,610,657
                              ==========

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    FIDELITY VIP FUND
                           FIDELITY VIP FUND II  FIDELITY VIP FUND       GROWTH
                              ASSET MANAGER        EQUITY-INCOME      OPPORTUNITIES
                                INVESTMENT          INVESTMENT         INVESTMENT
                                 DIVISION            DIVISION           DIVISION
                           --------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................        $    837            $  2,429            $  (207)
  Capital gains income...        --                   --                 --
  Net realized gain
   (loss) on security
   transactions..........             (49)              1,198             (5,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          13,042             151,327             15,709
                                 --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ 13,830            $154,954            $ 9,828
                                 --------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............          29,518             249,414              7,511
  Transfers..............          30,946              25,753             19,459
  Administrative fee.....            (205)               (634)               (27)
  Surrenders for benefit
   payments and fees.....        --                   --                 --
  Cost of insurance and
   other fees............          (1,461)             (9,330)              (508)
  Other activity.........            (294)                 52               (289)
                                 --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          58,504             265,255             26,146
                                 --------            --------            -------
  Total increase
   (decrease) in net
   assets................          72,334             420,209             35,974
NET ASSETS:
  Beginning of year......          37,509             259,502             17,463
                                 --------            --------            -------
  End of year............        $109,843            $679,711            $53,437
                                 ========            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION       DIVISION (A)    DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
OPERATIONS:
  Net investment income
   (loss)................      $  2,913             $  1,761            $  2,797         $    160      $   (975)   $ (1,034)
  Capital gains income...       --                  --                   --                --            --          --
  Net realized gain
   (loss) on security
   transactions..........           121                  499             --                 1,255        (1,285)       (241)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        13,722               80,885             --               165,896        41,509      67,355
                               --------             --------            --------         --------      --------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ 16,756             $ 83,145            $  2,797         $167,311      $ 39,249    $ 66,080
                               --------             --------            --------         --------      --------    --------
UNIT TRANSACTIONS:
  Purchases..............        23,633               77,973             437,497          145,352        30,179      97,148
  Transfers..............        32,022               42,273             (19,767)         129,880       (21,596)     13,569
  Administrative fee.....           (65)                (442)               (976)            (761)         (478)       (767)
  Surrenders for benefit
   payments and fees.....       --                  --                   --                --            --          --
  Cost of insurance and
   other fees............        (1,268)              (6,375)            (14,434)          (9,811)       (4,258)     (6,833)
  Other activity.........           (97)                 140                  26               11         1,595         501
                               --------             --------            --------         --------      --------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        54,225              113,569             402,346          264,671         5,442     103,618
                               --------             --------            --------         --------      --------    --------
  Total increase
   (decrease) in net
   assets................        70,981              196,714             405,143          431,982        44,691     169,698
NET ASSETS:
  Beginning of year......        42,534              217,622             522,950          453,484       127,390     198,354
                               --------             --------            --------         --------      --------    --------
  End of year............      $113,515             $414,336            $928,093         $885,466      $172,081    $368,052
                               ========             ========            ========         ========      ========    ========

(a) Formerly Putnam VT International Growth Fund Investment Division. Change effective April 30, 2003.

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              ONE GROUP       ONE GROUP        ONE GROUP
                           INVESTMENT TRUST   INVESTMENT    INVESTMENT TRUST
                               BALANCED       TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT      INVESTMENT       INVESTMENT
                               DIVISION        DIVISION         DIVISION
                           ----------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   57,443      $   46,777       $     445
  Capital gains income...       --               --             --
  Net realized gain
   (loss) on security
   transactions..........           (401)         14,064          (8,323)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        548,272         (33,116)         29,407
                              ----------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  605,314      $   27,725       $  21,529
                              ----------      ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............      1,064,231         275,728          29,174
  Transfers..............         64,722        (547,083)       (134,722)
  Administrative fee.....         (2,387)         (1,250)           (234)
  Surrenders for benefit
   payments and fees.....       --               --             --
  Cost of insurance and
   other fees............        (41,563)        (17,834)         (2,470)
  Other activity.........          1,556             (29)          4,610
                              ----------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,086,559        (290,468)       (103,642)
                              ----------      ----------       ---------
  Total increase
   (decrease) in net
   assets................      1,691,873        (262,743)        (82,113)
NET ASSETS:
  Beginning of year......      2,594,211       1,172,048         172,301
                              ----------      ----------       ---------
  End of year............     $4,286,084      $  909,305       $  90,188
                              ==========      ==========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (3,091)          $    2,938         $  5,178         $   (7,082)        $ (2,794)
  Capital gains income...       --                   --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........          2,463               19,610              446               (227)            (637)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        175,550              280,642           (2,576)           313,121          110,472
                                --------           ----------         --------         ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $174,922           $  303,190         $  3,048         $  305,812         $107,041
                                --------           ----------         --------         ----------         --------
UNIT TRANSACTIONS:
  Purchases..............        172,283              433,450           65,161            423,113          137,523
  Transfers..............        (54,941)             (36,247)          (9,229)          (110,681)          62,298
  Administrative fee.....           (683)              (1,158)            (198)            (1,514)            (894)
  Surrenders for benefit
   payments and fees.....       --                   --                --                --                --
  Cost of insurance and
   other fees............         (9,492)             (15,969)          (2,847)           (17,817)          (9,071)
  Other activity.........          1,960                  577               62              1,917              122
                                --------           ----------         --------         ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        109,127              380,653           52,949            295,018          189,978
                                --------           ----------         --------         ----------         --------
  Total increase
   (decrease) in net
   assets................        284,049              683,843           55,997            600,830          297,019
NET ASSETS:
  Beginning of year......        566,693              811,619           82,709          1,049,136          287,977
                                --------           ----------         --------         ----------         --------
  End of year............       $850,742           $1,495,462         $138,706         $1,649,966         $584,996
                                ========           ==========         ========         ==========         ========

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (3,059)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          2,661
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        249,182
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  248,784
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        309,333
  Transfers..............        513,345
  Administrative fee.....           (678)
  Surrenders for benefit
   payments and fees.....       --
  Cost of insurance and
   other fees............        (10,087)
  Other activity.........         (2,996)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        808,917
                              ----------
  Total increase
   (decrease) in net
   assets................      1,057,701
NET ASSETS:
  Beginning of year......        189,619
                              ----------
  End of year............     $1,247,320
                              ==========

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, The One Provider (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following Investment Divisions (collectively, the "Investment Division"): the Fidelity VIP Fund II Asset Manager Investment Division, Fidelity VIP Fund Equity-Income Investment Division, Fidelity VIP Fund III Growth Opportunities Investment Division, Fidelity VIP Fund High Income Investment Division, Fidelity VIP Fund II Index 500 Investment Division, Fidelity VIP Fund Money Market Investment Division, Putnam VT International Equity Investment Division, Putnam VT Vista Investment Division, Putnam VT Voyager Investment Division, One Group Investment Trust Balanced Investment Division, One Group Investment Trust Bond Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, One Group Investment Trust Equity Index Investment Division, One Group Investment Trust Government Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Mid Cap Growth Investment Division and One Group Investment Trust Mid Cap Value Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are

_____________________________________ SA-18 ____________________________________
      reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          PURCHASES    PROCEEDS
FUND                                       AT COST    FROM SALES
----                                      ----------  -----------
Fidelity VIP Fund II Asset Manager
 Investment Division....................  $  115,186  $    30,001
Fidelity VIP Fund Equity-Income
 Investment Division....................     429,842      241,136
Fidelity VIP Fund III Growth
 Opportunities Investment Division......      11,364       14,111
Fidelity VIP Fund High Income Investment
 Division...............................      79,959       38,656
Fidelity VIP Fund II Index 500
 Investment Division....................      75,207      100,331
Fidelity VIP Fund Money Market
 Investment Division....................     202,429      668,346
Putnam VT International Equity
 Investment Division....................     300,801      718,704
Putnam VT Vista Investment Division.....      43,428       79,098
Putnam VT Voyager Investment Division...      86,815      179,908
One Group Investment Trust Balanced
 Investment Division....................     241,052    4,083,008
One Group Investment Trust Bond
 Investment Division....................     285,231      439,136
One Group Investment Trust Diversified
 Equity Investment Division.............     152,404       72,382
One Group Investment Trust Diversified
 Mid Cap Investment Division............     293,464      877,153
One Group Investment Trust Equity Index
 Investment Division....................     428,103    1,594,645
One Group Investment Trust Government
 Bond Investment Division...............      38,052       91,291
One Group Investment Trust Large Cap
 Growth Investment Division.............     396,934    1,571,295
One Group Investment Trust Mid Cap
 Growth Investment Division.............      85,094      219,129
One Group Investment Trust Mid Cap Value
 Investment Division....................     658,758      533,698
                                          ----------  -----------
                                          $3,924,123  $11,552,028
                                          ==========  ===========

_____________________________________ SA-19 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
FUND                                 ISSUED   REDEEMED  (DECREASE)
----                                 -------  --------  ----------
Fidelity VIP Fund II Asset Manager
 Investment Division...............   10,671     3,042      7,629
Fidelity VIP Fund Equity-Income
 Investment Division...............   36,128    20,210     15,918
Fidelity VIP Fund III Growth
 Opportunities Investment
 Division..........................    1,459     1,641       (182)
Fidelity VIP Fund High Income
 Investment Division...............    8,281     4,270      4,011
Fidelity VIP Fund II Index 500
 Investment Division...............    6,997     9,160     (2,163)
Fidelity VIP Fund Money Market
 Investment Division...............   16,332    55,528    (39,196)
Putnam VT International Equity
 Investment Division...............   24,664    57,344    (32,680)
Putnam VT Vista Investment
 Division..........................    5,184     8,595     (3,411)
Putnam VT Voyager Investment
 Division..........................   10,013    19,606     (9,593)
One Group Investment Trust Balanced
 Investment Division...............   15,309   392,729   (377,420)
One Group Investment Trust Bond
 Investment Division...............   17,483    30,311    (12,828)
One Group Investment Trust
 Diversified Equity Investment
 Division..........................   17,446     8,432      9,014
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................   24,076    66,910    (42,834)
One Group Investment Trust Equity
 Index Investment Division.........   50,895   184,256   (133,361)
One Group Investment Trust
 Government Bond Investment
 Division..........................    2,481     6,695     (4,214)
One Group Investment Trust Large
 Cap Growth Investment Division....   52,203   189,528   (137,325)
One Group Investment Trust Mid Cap
 Growth Investment Division........    8,970    20,405    (11,435)
One Group Investment Trust Mid Cap
 Value Investment Division.........   48,918    36,916     12,002

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                            NET
                                      UNITS     UNITS     INCREASE
FUND                                  ISSUED   REDEEMED  (DECREASE)
----                                 --------  --------  ----------
Fidelity VIP Asset Manager
 Investment Division...............    11,077     5,227      5,850
Fidelity VIP Equity-Income
 Investment Division...............   293,567   263,442     30,125
Fidelity VIP Growth Opportunities
 Investment Division...............    10,573     6,796      3,777
Fidelity VIP High Income Investment
 Division..........................    15,885     8,799      7,086
Fidelity VIP II Index 500
 Investment Division...............    70,149    56,911     13,238
Fidelity VIP Money Market
 Investment Division...............   374,451   340,703     33,748
One Group Investment Trust Balanced
 Investment Division...............   153,888   127,524     26,364
One Group Investment Trust Bond
 Investment Division...............    26,823    26,434        389
One Group Investment Trust
 Diversified Equity Investment
 Division..........................    62,337    49,915     12,422
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................   290,920   164,875    126,045
One Group Investment Trust Equity
 Index Investment Division.........   346,875   368,104    (21,229)
One Group Investment Trust
 Government Bond Investment
 Division..........................    24,120    38,213    (14,093)
One Group Investment Trust Large
 Cap Growth Investment Division....    66,112    56,537      9,575
One Group Investment Trust Mid Cap
 Growth Investment Division........   503,145   446,520     56,625
One Group Investment Trust Mid Cap
 Value Investment Division.........    32,406    28,316      4,090
Putnam VT International Equity
 Investment Division...............   292,736   253,155     39,581
Putnam VT Vista Investment
 Division..........................   160,164   140,209     19,955
Putnam VT Voyager Investment
 Division..........................   237,205   161,239     75,966

_____________________________________ SA-20 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
FIDELITY VIP FUND II ASSET MANAGER INVESTMENT DIVISION
  2004  Lowest contract charges     17,378   $11.793338     $  204,939      0.65%       1.91%        4.67%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges      9,749    11.266688        109,843      0.65%       1.68%       17.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      3,900     9.617927         37,509      0.65%       4.09%       (9.44)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      4,874    10.620873         51,763      0.63%       1.52%       (4.86)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND EQUITY-INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     75,446    12.635477        953,299      0.65%       1.11%       10.66%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     59,528    11.418406        679,711      0.65%       1.13%       29.38%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     29,403     8.825706        259,502      0.65%       1.12%      (17.54)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     12,587    10.702466        134,716      0.62%       0.76%       (5.70)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND III GROWTH OPPORTUNITIES INVESTMENT DIVISION
  2004  Lowest contract charges      6,340     8.714629         55,247      0.65%       0.48%        6.36%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges      6,522     8.193212         53,437      0.64%     --            28.82%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      2,746     6.360106         17,463      0.65%       1.09%      (22.42)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      4,544     8.198401         37,255      0.63%       0.09%      (14.99)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-21 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
FIDELITY VIP FUND HIGH INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     17,448   $ 9.187813     $  160,305      0.65%       6.69%        8.76%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     13,437     8.448054        113,515      0.65%       4.36%       26.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      6,351     6.696940         42,534      0.65%       5.24%        2.95%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      2,065     6.505243         13,434      0.63%      10.28%      (12.47)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND II INDEX 500 INVESTMENT DIVISION
  2004  Lowest contract charges     37,961    11.348373        430,793      0.65%       1.22%        9.90%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     40,124    10.326447        414,336      0.65%       1.18%       27.58%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     26,886     8.094271        217,622      0.65%       1.40%      (22.75)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    171,322    10.478392      1,795,175      0.64%       1.16%      (12.67)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND MONEY MARKET INVESTMENT DIVISION
  2004  Lowest contract charges     38,459    12.017574        462,178      0.65%       1.14%        0.55%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     77,655    11.951555        928,093      0.65%       0.98%        0.34%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     43,907    11.910489        522,950      0.65%       1.69%        1.04%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     46,952    11.788373        553,486      0.54%       2.32%        3.49%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-22 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges     43,512   $13.415859     $  583,747      0.65%       1.52%       15.44%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     76,192    11.621485        885,466      0.65%       0.68%       27.70%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     49,828     9.100942        453,484      0.65%       0.79%      (18.20)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     35,691    11.126224        397,101      0.64%       0.25%      (21.13)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
PUTNAM VT VISTA INVESTMENT DIVISION
  2004  Lowest contract charges     15,476    10.736207        166,151      0.65%     --            17.84%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     18,887     9.111099        172,081      0.65%     --            32.30%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     18,498     6.886573        127,390      0.65%     --           (31.05)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     15,826     9.987832        158,066      0.64%     --           (33.93)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
PUTNAM VT VOYAGER INVESTMENT DIVISION
  2004  Lowest contract charges     27,913    10.240051        285,831      0.65%       0.31%        4.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     37,506     9.813150        368,052      0.65%       0.30%       24.10%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     25,084     7.907448        198,354      0.65%       0.58%      (27.01)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     16,773    10.833213        181,705      0.64%     --           (22.91)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-23 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges     49,521   $10.545485     $  522,223      0.65%       2.41%        5.05%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    426,941    10.039048      4,286,084      0.65%       2.24%       16.44%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    300,897     8.621597      2,594,211      0.65%     --           (12.26)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    192,254     9.825831      1,889,056      0.64%       2.94%       (4.19)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST BOND INVESTMENT DIVISION
  2004  Lowest contract charges     51,467    14.631725        753,046      0.65%       4.76%        3.46%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     64,295    14.142776        909,305      0.65%       5.65%        3.20%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     85,524    13.704248      1,172,048      0.65%       0.01%        9.28%
        Highest contract charges
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     38,086    12.540875        477,636      0.58%      15.94%        8.25%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges     19,151     9.461848        181,201      0.65%       0.44%        6.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     10,137     8.896834         90,188      0.65%       1.03%       25.12%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     24,231     7.110906        172,301      0.64%     --           (24.27)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      2,977     9.389656         27,951      0.63%       0.52%      (11.20)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-24 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP INVESTMENT DIVISION
  2004  Lowest contract charges     27,184   $13.812110     $  375,465      0.65%       0.18%       13.68%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     70,018    12.150373        850,742      0.65%       0.18%       29.59%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     60,442     9.375794        566,693      0.65%     --           (18.34)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     45,283    11.481249        519,910      0.64%       0.24%       (4.65)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST EQUITY INDEX INVESTMENT DIVISION
  2004  Lowest contract charges     49,346     8.972652        442,762      0.65%       1.08%        9.62%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    182,707     8.185051      1,495,462      0.65%       0.89%       27.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    126,082     6.437252        811,619      0.65%     --           (22.98)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     81,021     8.358182        677,186      0.64%       0.84%      (12.91)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST GOVERNMENT BOND INVESTMENT DIVISION
  2004  Lowest contract charges      6,206    13.839155         85,885      0.65%       4.52%        3.96%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     10,420    13.311830        138,706      0.65%       4.34%        1.88%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      6,330    13.066566         82,709      0.64%     --            11.53%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges        912    11.715705         10,689      0.64%       5.51%        6.36%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-25 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges     66,389   $ 8.613992     $  571,870      0.65%       0.24%        6.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    203,714     8.099437      1,649,966      0.65%       0.09%       26.71%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    164,133     6.391990      1,049,136      0.65%     --           (28.94)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    100,643     8.995439        905,325      0.64%     --           (20.79)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST MID CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges     41,335    12.403548        512,706      0.65%     --            11.89%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     52,771    11.085663        584,996      0.65%     --            26.32%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     32,816     8.775549        287,977      0.65%     --           (20.65)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     25,223    11.058913        278,934      0.63%     --           (11.23)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST MID CAP VALUE INVESTMENT DIVISION
  2004  Lowest contract charges    107,021    15.049942      1,610,657      0.65%       0.43%       14.65%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     95,019    13.127082      1,247,320      0.64%       0.22%       31.89%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     19,052     9.375794        189,619      0.65%     --           (13.41)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     12,619    11.494657        145,046      0.64%       0.59%        4.12%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owners accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Divisions invest.

_____________________________________ SA-26 ____________________________________

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, and Administrative charges assessed to contract owners. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

_____________________________________ SA-27 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****